Management Of Financial Risks And Financial Instruments - Summary Of Financial Liabilities Into Groupings Based On Their Contractual Maturities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities into groupings based on their contractual maturities [line items]
Securities loaned	R$ 2,021,707	R$ 1,259,579
Derivative financial instruments	3,229,236	991,399
Securities sold under repurchase agreements	15,638,407	6,640,694
Securities trading and intermediation	9,114,546	5,306,628
Borrowings and lease liabilities	637,484	469,609
Debentures	835,230	406,538
Accounts payables	266,813	134,579
Other financial liabilities	98,631	7,011
Financial liabilities	31,842,054	15,216,037
Up to 1 month [member]
Disclosure of financial liabilities into groupings based on their contractual maturities [line items]
Securities loaned	2,021,707	770,270
Derivative financial instruments	1,557,088	152,971
Securities sold under repurchase agreements	15,638,407	68,738
Securities trading and intermediation	9,114,546	5,306,628
Borrowings and lease liabilities	8,239	19,032
Accounts payables	266,813	134,579
Other financial liabilities	79,157	7,011
Financial liabilities	28,685,957	6,459,229
From 2 to 3 months [member]
Disclosure of financial liabilities into groupings based on their contractual maturities [line items]
Securities loaned		478,741
Derivative financial instruments	211,882	182
Securities sold under repurchase agreements		5,439,405
Borrowings and lease liabilities	26,258	22,752
Financial liabilities	238,140	5,941,080
From 3 to 12 months [member]
Disclosure of financial liabilities into groupings based on their contractual maturities [line items]
Securities loaned		10,568
Derivative financial instruments	678,405	242,506
Securities sold under repurchase agreements		1,132,551
Borrowings and lease liabilities	81,953	72,705
Debentures	435,230
Financial liabilities	1,167,519	1,458,330
From 1 to 5 years [member]
Disclosure of financial liabilities into groupings based on their contractual maturities [line items]
Derivative financial instruments	732,286	560,798
Borrowings and lease liabilities	521,034	355,120
Debentures	400,000	406,538
Financial liabilities	1,688,550	1,322,456
Above 5 years [member]
Disclosure of financial liabilities into groupings based on their contractual maturities [line items]
Derivative financial instruments	42,414	34,942
Other financial liabilities	19,474
Financial liabilities	R$ 61,888	R$ 34,942